Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Restructuring charges	$31,143	$31,105	$18,089
Net charge	$31,143	$31,105	$18,089

Schedule of Restructuring Reserve by Type of Cost

	Year Ended
	December 31, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,675
Additional provision in the year	4,364	11,273
Utilization	(8,653)	(5,637)
Ending provision	$6,022	$10,311